Financial Instruments (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 82,712,237	$ 55,103,591
Cash and cash equivalents		597,081,675	265,568,125	$ 396,389,016	$ 196,369,224
Accounts receivable from related parties		6,246,605	5,411,461
Total accounts receivables		449,205,296	376,796,973
Total Financial Assets		1,135,245,813	702,880,150
Other financial liabilities		573,651,228	490,457,495	$ 315,818,562
Account payable- trade and other payable		491,336,222	515,552,186
Accounts payable to related parties		34,282,408	26,208,319
Total financial liabilities		1,927,631,748	1,136,618,091
Lease liabilities		9,120,616	6,152,361
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		421,051	9,838,420
Marketable securities and investments in other companies
Disclosure of Financial Instruments [Line Items]
Other financial assets		11,956,585	14,013,076
Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		3,753,264	411,954
Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		70,334,601
Other financial liabilities		13,789,496	8,813,456
At book value [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		82,712,237	55,103,591
Cash and cash equivalents		597,081,675	265,568,125
Accounts receivable - trade and other receivable (net)		449,205,296	376,796,973
Accounts receivable from related parties		6,246,605	5,411,461
Total accounts receivables		455,451,901	382,208,434
Sub-Total financial assets		538,164,138	437,312,025
Total Financial Assets		1,135,245,813	702,880,150
Other financial liabilities	[1]	1,361,585,950	559,696,202
Total financial derivative liabilities		17,542,760	9,225,410
Account payable- trade and other payable		491,336,222	515,552,186
Accounts payable to related parties		34,282,408	26,208,319
Total commercial obligations and other accounts payable		525,618,630	541,760,505
Total financial liabilities		1,927,631,748	1,136,618,091
Lease liabilities	[2]	40,427,168	35,161,384
At book value [Member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		219,577,086	190,661,800
At book value [Member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,112,554,014	347,828,044
At book value [Member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		11,912,090	11,980,948
At book value [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,344,043,190	550,470,792
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		421,051	9,838,420
At book value [Member] | Marketable securities and investments in other companies
Disclosure of Financial Instruments [Line Items]
Other financial assets		11,956,585	14,013,076
At book value [Member] | Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		3,753,264	411,954
At book value [Member] | Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		70,334,601	31,252,095
Other financial liabilities		13,789,496	8,813,456
At fair value [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		82,712,237	55,103,591
Cash and cash equivalents		597,081,675	265,568,125
Accounts receivable - trade and other receivable (net)		449,205,296	376,796,973
Accounts receivable from related parties		6,246,605	5,411,461
Total accounts receivables		455,451,901	382,208,434
Sub-Total financial assets		538,164,138	437,312,025
Total Financial Assets		1,135,245,813	702,880,150
Other financial liabilities	[1]	1,264,384,395	543,417,942
Total financial derivative liabilities		17,542,760	9,225,410
Account payable- trade and other payable		491,336,222	515,552,186
Accounts payable to related parties		34,282,408	26,208,319
Total commercial obligations and other accounts payable		525,618,630	541,760,505
Total financial liabilities		1,830,430,193	1,120,339,831
Lease liabilities	[2]	40,427,168	35,161,384
At fair value [member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		222,603,740	193,844,871
At fair value [member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,012,325,805	328,366,713
At fair value [member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		11,912,090	11,980,948
At fair value [member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		1,246,841,635	534,192,532
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		421,051	9,838,420
At fair value [member] | Marketable securities and investments in other companies
Disclosure of Financial Instruments [Line Items]
Other financial assets		11,956,585	14,013,076
At fair value [member] | Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		3,753,264	411,954
At fair value [member] | Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		70,334,601	31,252,095
Other financial liabilities		$ 13,789,496	$ 8,813,456

[1]	See Note 21 - Other financial liabilities.
[2]	See Note 22 - Lease liabilities.